Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended		12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended							0 Months Ended	1 Months Ended	12 Months Ended	29 Months Ended	0 Months Ended	12 Months Ended		1 Months Ended
	Aug. 29, 2013 Patent Matters [Member] Rambus Patent Litigation Delaware [Member] integer	Jan. 09, 2009 Patent Matters [Member] Rambus Patent Litigation Delaware [Member] integer	Aug. 29, 2013 Patent Matters [Member] Rambus Patent Litigation Northern California [Member] integer	Aug. 21, 2013 Patent Matters [Member] HSM Portfolio LLC and Technology Properties LLC [Member] integer	Aug. 29, 2013 Patent Matters [Member] HSM Portfolio LLC and Technology Properties LLC [Member] integer	Aug. 21, 2013 Patent Matters [Member] HSM Portfolio LLC and Technology Properties LLC [Member] Elpida Company [Member] integer	Aug. 29, 2013 Patent Matters [Member] Advanced Data Access LLC [Member] integer	Aug. 29, 2013 Patent Matters [Member] Smart Memory Solutions LLC [Member] integer	Aug. 29, 2013 Patent Matters [Member] Board Of Trustees For The University Of Illinois [Member] integer	Aug. 29, 2013 Patent Matters [Member] Semiconductor Technologies, LLC [Member] integer	Aug. 29, 2013 Patent Matters [Member] Semcon Tech, LLC [Member] integer	Aug. 29, 2013 Patent Matters [Member] Tessera, Inc. [Member] Elpida Company [Member] integer	Aug. 29, 2013 Antitrust Matters [Member] Rambus DRAM Complaint [Member]	Jun. 23, 2010 Antitrust Matters [Member] DRAM Purported Class Action Price-fixing Lawsuit [Member] integer	Jul. 31, 2006 Antitrust Matters [Member] DRAM Purported Class Action Price-fixing Lawsuit [Member] integer	Aug. 29, 2013 Antitrust Matters [Member] DRAM Purported Class Action Price-fixing Lawsuit [Member] integer	Nov. 29, 2012 Antitrust Matters [Member] DRAM Purported Class Action Price-fixing Lawsuit [Member]	Oct. 16, 2012 Antitrust Matters [Member] Canadian DRAM Putative Class Action Price-fixing Lawsuit [Member] integer	Aug. 29, 2013 Antitrust Matters [Member] Canadian DRAM Putative Class Action Price-fixing Lawsuit [Member] integer	Aug. 29, 2013 Securities Matter [Member] Former Shareholders of Elpida Memory, Inc [Member] Elpida Company [Member] integer	Sep. 25, 2013 Securities Matter [Member] Former Shareholders of Elpida Memory, Inc [Member] Elpida Company [Member] Scenario, Forecast [Member]	Aug. 29, 2013 Commercial Matters [Member] Qimonda AG Inotera Share Purchase Proceedings [Member] Inotera [Member]
Loss Contingencies [Line Items]
Approximation of damages claimed													$ 3,900
Number of lawsuits filed																68			3
Loss Contingency, Claims Settled and Dismissed, Number																		3
Approximate number of U.S. states and territories filing suit															40
Settlement agreement amount														67
Settlement agreement number of installment payments														3
Settlement agreement number of years for installment payments (in years)																2 years
Amount paid into an escrow account in connection with settlement																	67
Number of other defendants					17		7
Allegedly number of patents infringed	12		14		2		2	1	3	5	1	4
Loss Contingency, Patents Allegedly Infringed, Additional Patents Asserted				2		1
Loss Contingency Number Of Petitions Submitted For Inter-Partes Review									3
Settlement agreement execution date							March 20, 2013	March 20, 2013		March 20, 2013						June 23, 2010			October 16, 2012
Loss Contingency, Number of Plaintiffs																				7
Loss Contingency, Date Complaint Withdrawn																					Sep. 25, 2013
Court ruling patents unenforceable against us due to spoliation (number of patents)		12
Equity method investment net carrying value of shares acquired from Qimonda																						$ 190